PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Depreciation and amortization of property and equipment	$ 9,604	$ 16,250	$ 8,966	$ 91